11. INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 5,178	$ 2,845
State	812	886
Total Current	5,990	3,731
Deferred:
Federal	451	1,925
State	36	105
Total Deferred	490	2,030	$ 2,477
Income tax expense	$ 6,477	$ 5,761	$ 4,403